Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 174,600	$ 2,316	[1],[2]	₨ 153,851	[1],[2]	₨ 142,028	[1],[2]
Gross Profit		94,009	1,247		83,430		76,304
Selling, general and administrative expenses		50,129	665		48,680		46,857
Research and development expenses		15,410	204		15,607		18,265
Impairment of non-current assets		16,767	222		210		53
Other income, net		(4,290)	(57)		(1,955)		(788)
Results from operating activities		15,993	212		20,888		11,917
Finance income, net		1,478	20		1,117		2,080
Share of profit of equity accounted investees, net of tax		561	7		438		344
Profit before tax		18,032	239		22,443		14,341
Tax (expense)/benefit, net		1,466	19		(3,648)		(4,535)
Profit for the year		19,498	$ 259		18,795		9,806
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	138,123			122,903		114,014
Gross Profit		78,449			71,924		67,190
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	25,747			24,140		21,992
Gross Profit		6,190			6,128		4,446
Proprietary Product [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	7,949			4,750		4,245
Gross Profit		7,744			4,182		3,799
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	2,781			2,058		1,777
Gross Profit		₨ 1,626			₨ 1,196		₨ 869

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).